Fees Summary	Dec. 05, 2025 USD ($)
Fees Summary [Line Items]
Total Offering	$ 461,352,058.20
Previously Paid Amount	0.00
Total Fee Amount	63,712.72
Total Offset Amount	0.00
Net Fee	$ 63,712.72